Business combinations and asset acquisitions, Acquisition of Amryt GmbH (Details)		12 Months Ended
	Apr. 18, 2016 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Fair Value Measurement of Contingent Consideration [Abstract]
Estimated fair value of contingent consideration | $		$ 86,906,000	$ 53,048,000
Non-cash change in fair value of contingent consideration | $		27,827,000	6,740,000	[1]	$ 10,566,000
Amryt GmbH [Member]
Acquisition of Amryt AG [Abstract]
Milestone payments if net ex-factory sales reach first threshold amount	€ 5,000,000
Milestone payment if no commercial sales made	€ 2,000,000
Period to reach sales after approval	24 months
Milestone payment after first commercial sale	€ 3,000,000
Milestone payment oncenet ex-factory sales/net revenue in any calendar year exceeds second threshold amount	10,000,000
Milestone payment once net ex-factory sales/net revenue in any calendar year exceeds third threshold amount	15,000,000
Cash consideration due and paid on the completion date	€ 150,000
Percentage of royalties on sales	9.00%
Period of sales considering from first commercial sale	10 years
Fair Value Measurement of Contingent Consideration [Abstract]
Estimated fair value of contingent consideration | $		$ 86,906,000	$ 53,048,000
Market based probability chances of success		89.00%	72.00%
Discount rate used for calculation of fair value of contingent consideration		14.40%	24.40%
Non-cash change in fair value of contingent consideration | $		$ 27,827,000	$ 6,740,000		$ 10,566,000
Amryt GmbH [Member] | Bottom of Range [Member]
Acquisition of Amryt AG [Abstract]
Net ex-factory sales first threshold amount	€ 100,000
Net ex-factory sales second threshold amount	50,000,000
Net ex-factory sales third threshold amount	100,000,000
Amryt GmbH [Member] | EMA [Member]
Acquisition of Amryt AG [Abstract]
Milestone payment on receipt of first marketing approval	10,000,000
Milestone payment on receipt of second marketing approval	€ 10,000,000

[1]	see Note 27